Regulatory Matters (Details) - TEP - Arizona Corporation Commission - General rate application - USD ($) $ in Millions	1 Months Ended	6 Months Ended
	Apr. 30, 2019	Jun. 30, 2019
Public Utilities, General Disclosures [Line Items]
Requested increase in non-fuel revenue	$ 115
Requested ROE	10.35%
ROE		9.75%
Requested equity component of capital structure	53.00%
Equity component of capital structure		50.00%
Rate base	$ 2,700